UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21680

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND
(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Derek Mullins Dividend Capital Realty Income Allocation Fund 518 17th Street, Suite 1200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 228-2200

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1 – Schedule of Investments

Statement of Investments	June 30, 2005 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody’s/S&P	Shares	Value
COMMON STOCK 45.49%
Apartments 3.16%
Archstone - Smith Trust		25,200	973,224
AvalonBay Communities Inc.		9,500	767,600
Boardwalk Real Estate Investment Trust (Canada)		200,000	3,198,172
Essex Property Trust Inc.		8,200	681,092
Post Properties Inc.		19,100	689,701
			6,309,789

Diversified / Miscellaneous 0.88%
Vornado Realty Trust		22,000	1,768,800

Healthcare 1.39%
Chartwell Senior Housing Trust (Canada) (1)		175,000	2,050,257
Ventas Inc.		24,300	733,860
			2,784,117

Hotels 2.46%
FelCor Lodging Trust Inc.		103,300	1,495,784
Host Marriot Corp.		87,200	1,526,000
Strategic Hotel Capital Inc.		24,900	448,200
Sunstone Hotel Investors Inc.		59,600	1,445,896
			4,915,880

Industrial 1.23%
First Potomac Realty Trust		35,800	887,840
ProLogis		39,200	1,577,408
			2,465,248

Mortgage - Commercial 9.98%
Anthracite Capital Inc.		317,500	3,762,375
Hanover Capital Mortgage Holdings Inc.		67,000	706,850
Newcastle Investment Corp.		105,800	3,189,870
RAIT Investment Trust		135,000	4,043,250
Resource Capital Corp. (1) (2) (4)		550,000	8,250,000
			19,952,345

Net Lease 1.32%
Trustreet Properties Inc.		158,700	2,636,007

Office - Central Business District 1.63%
Boston Properties Inc.		27,000	1,890,000
SL Green Realty Corp.		21,400	1,380,300
			3,270,300

Office - Suburban 1.60%
BioMed Realty Trust Inc.		81,600	1,946,160
Kilroy Realty Corp.		26,200	1,244,238
			3,190,398

Other Real Estate Companies 2.32%
Brookfield Properties Corp.		53,000	1,526,400
Global Signal Inc.		61,300	2,307,945
The St. Joe Company		9,900	807,246
			4,641,591

Regional Malls 3.00%
CBL & Associates Properties Inc.		65,200	2,808,164
General Growth Properties Inc.		49,200	2,021,628
The Macerich Company		17,600	1,180,080
			6,009,872

Self Storage 0.87%
Public Storage Inc.		27,500	1,739,375

Shopping Centers 6.00%
Developers Diversified Realty Corp.		16,800	772,128
Federal Realty Investment Trust		17,800	1,050,200
Inland Real Estate Corp.		25,700	413,256
Kite Realty Group Trust		107,100	1,606,500
Riocan Real Estate Investment Trust (Canada)		500,000	8,158,603
			12,000,687

Specialty Finance 9.65%
CBRE Realty Finance Inc. (1) (2) (4)		400,000	6,000,000
Deerfield Triarc Capital Corp.		370,000	5,805,300
KKR Financial Corp.		200,000	5,000,000
Taberna Realty Finance Trust (1) (2) (4)		250,000	2,500,000
			19,305,300

TOTAL COMMON STOCK (Cost $86,446,930)			90,989,709

PREFERRED STOCK 94.42%

Apartments 12.43%
Apartment Investment & Management Co.:
Series G, 9.375%(3)	Ba3/B+	256,800	6,801,348
Series Q, 10.100%	Ba3/B+	28,400	739,536
Series R, 10.000%	Ba3/B+	161,400	4,226,259
Series U, 7.750%	Ba3/B+	114,200	2,897,825
Series V, 8.000%	Ba3/B+	85,200	2,191,242
Associated Estates Realty Corp., Series B, 8.700%	NR/CCC+	173,700	4,565,062
Mid-America Apartment Communities Inc., Series H, 8.300%(3)	B1/NR	130,000	3,428,750
			24,850,022

Diversified / Miscellaneous 6.93%
Colonial Properties Trust, Series E, 7.620%	NR/BB+	189,000	4,623,885
Crescent Real Estate Equities Co., Series B, 9.500%(3)	B3/B-	263,500	7,039,403
Sizeler Properties Investors, Inc., Series B, 9.750%	NR/NR	82,500	2,205,637
			13,868,925

Hotels 24.81%
Ashford Hospitality Trust, Series A, 8.550%	NR/NR	52,600	1,380,750
Boykin Lodging Company, Series A, 10.500%(3)	NR/NR	161,600	4,460,160
Eagle Hospitality Properties Trust Inc., Series A, 8.250%(3)	NR/NR	430,000	10,897,834
Equity Inns Inc., Series B, 8.750%	B2/NR	59,500	1,563,737
FelCor Lodging Trust Inc., Series C, 8.000%	B2/CCC	215,200	5,275,628
Host Marriot Corp., Series E, 8.875%	B2/CCC+	130,000	3,552,900
Innskeeper USA Trust, Series C, 8.000%	NR/NR	10,100	262,285
LaSalle Hotel Properties, Series A, 10.250%(3)	NR/NR	250,200	6,705,360
Strategic Hotel Capital Inc., Series A, 8.500%(1)	NR/NR	172,000	4,337,634
Sunstone Hotel Investors Inc., Series A, 8.000%	NR/NR	64,100	1,666,600
Westcoast Hospitality Company, Series A, 9.500%(3)	NR/NR	205,100	5,425,920
Winston Hotels Inc., Series B, 8.000%(3)	B3/NR	159,400	4,094,587
			49,623,395

Manufactured Housing 0.15%
Affordable Residential Communities Inc., Series A, 8.250%	NR/NR	12,100	307,038

Mortgage - Commercial 7.51%
Anthracite Capital Inc., Series C, 9.375%(3)	NR/NR	118,500	3,195,803
Newcastle Investment Corp., Series B, 9.750%(3)	NR/NR	371,000	9,959,495
RAIT Investment Trust, Series B, 8.375%	NR/NR	71,300	1,873,857
			15,029,155

Mortgage - Residential 24.85%
Accredited Mortgage Loan REIT Trust, Series A, 9.750%	NR/NR	68,200	1,798,775
American Home Mortgage Investment Corp.:
Series A, 9.750%(3)	NR/NR	268,550	7,539,541

Series B, 9.250%	NR/NR	29,700	789,575
Annaly Mortgage Management Inc., Series A, 7.875%	NR/NR	174,300	4,417,633
Anworth Mortgage Asset Corp., Series A, 8.625%(3)	NR/NR	177,300	4,530,015
Impac Mortgage Holdings Inc.:
Series B, 9.375%	NR/NR	75,800	1,956,777
Series C, 9.125%(3)	NR/NR	377,600	9,592,928
MFA Mortgage Investments Inc., Series A, 8.500%	NR/NR	175,400	4,540,229
New Century Financial Corp., Series A, 9.125%	NR/B	380,000	9,614,000
Novastar Financial Inc., Series C, 8.900%(3)	NR/NR	192,200	4,929,930
			49,709,403

Net Lease 6.43%
Entertainment Properties Trust:
Series A, 9.500%(3)	NR/NR	300,100	8,130,849
Series B, 7.750%	NR/NR	120,300	3,085,094
Truststreet Properties, Inc., Series A, 7.720%	B3/B	69,000	1,644,960
			12,860,903

Office - Suburban 3.51%
Alexandria Real Estate Equities Inc., Series C, 8.375%	NR/NR	32,800	872,277
Bedford Property Investors Inc., Series B, 7.625%	NR/NR	25,000	642,188
Digital Realty Trust Inc., Series A, 8.500%	NR/NR	157,300	4,134,048
PS Business Parks Inc., Series D, 9.500%	Ba1/BBB-	52,380	1,366,594
			7,015,107
Regional Malls 7.80%
Glimcher Realty Trust, Series F, 8.750%	B1/B3	30,000	805,314
The Mills Corp:
Series B, 9.000%(3)	NR/NR	232,900	6,310,146
Series G, 7.875%	NR/NR	75,200	1,934,054
Pennsylvania Real Estate Investment Trust, Series A, 11.000%	B1/NR	110,700	6,558,975
			15,608,489

TOTAL PREFERRED STOCK
(Cost $188,974,310)			188,872,437

Total Investments 139.91%
(Cost $275,421,240)			279,862,146
Liabilities in Excess of Net Other Assets (39.91%)			(79,832,445)
NET ASSETS 100.00%			$200,029,701

(1) Security is not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions in accordance with Rule 144A under the Securities Act, to qualified institutional buyers.

(2) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3) All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement (Note 3).

(4) This security is considered illiquid by the investment adviser.

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS

June 30, 2005 (Unaudited)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Realty Income Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is high current income.  The Fund’s secondary investment objective is capital appreciation.

Capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 2003
Initial Capitalization Date	February 15, 2005
Amount of Initial Capitalization	$100,068
Shares Issued at Capitalization	7,010
Shares Authorized	Unlimited
Public Offering Date	February 24, 2005

Security Valuation:

All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open.  Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE.  Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”).  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Fixed-income obligations having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service.  The prices provided by the pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined pursuant to procedures adopted by the Board.  If the Adviser believes that the price of the security obtained under the valuation procedures discussed above does not represent the amount the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security.  As of June 30, 2005, securities which have been fair valued represented 8.37% of the net assets of the Fund.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities.  In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction.  Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.  Currently, the Fund intends to invest only in those securities issued by North American issuers.

The accounting records of the Fund are maintained in U.S. dollars.  Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end.  Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

Contract Description	Expiration Date	Contract Amount	Unrealized App/Dep

Contracts to Sell
Canadian Dollar (CAD)	July 19, 2005	16,681,000 (CAD)	$(111,784)

Distributions to Shareholders:

The Fund intends to make a level dividend distribution each month to Common Shareholders after payment of interest on any outstanding borrowings.  The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex- dividend date.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains.  Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gain for financial reporting purposes.  Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$6,044,607
Gross depreciation (excess of tax cost over value)	(1,603,701)
Net unrealized appreciation	4,440,906
Cost of investments for income tax purposes	$275,421,240

3. LINE OF CREDIT

On April 28, 2005, a Revolving Credit and Security Agreement among the Fund, Jupiter Securitization Corp. (“Jupiter) and JPMorgan Chase Bank N.A. (“JPMorgan”) was executed which allows the Fund to borrow against a secured line of credit from Jupiter and JPMorgan an aggregate amount up to $85,000,000.  The borrowings under the line of credit are secured by pledging the Fund’s portfolio securities.  Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.175% per annum are paid on 102% of the total line of credit, regardless of usage.  Fees of 0.20% per annum are paid on the average outstanding amount of borrowings.  The average balance during the period ended June 30, 2005 was $30,336,220 or $2.33 per share based on average shares outstanding of 13,043,353.  The average interest rate during the period April 28, 2005 to June 30, 2005 was 3.11%.  As of June 30, 2005, the Fund had an outstanding loan amount of $85,000,000.

Item 2 – Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: August 18, 2005

By:	/s/ Francis Gaffney
Francis P. Gaffney
Treasurer
(Principal Financial Officer)

Date: August 18, 2005